Earnings Per Share (Schedule of computation of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic EPS:
Net income attributable to Shares	$ 60,277	$ 21,778	$ 21,986
Weighted average number of Shares outstanding used in basic earnings per Share calculation	43,644	39,383	37,626
Diluted EPS:
Net income attributable to Shares	$ 60,277	$ 21,778	$ 21,986
Add amortization of notes issuance costs	105	0	0
Net income used in diluted earnings per Share calculation	$ 60,382	$ 21,778	$ 21,986
Weighted average number of Shares outstanding used in basic earnings per Share calculation	43,644	39,383	37,626
Effect of stock-based awards	988	989	806
Effect of conversion of Notes	$ 403	$ 0	$ 0
Weighted average number of Shares outstanding used in diluted earnings per Share calculation	45,035	40,372	38,432
Basic income from continuing operations per Share	$ 1.38	$ 0.55	$ 0.55
Basic income from discontinued operations per Share	0	0	0.03
Basic net income per Share	1.38	0.55	0.58
Diluted income from continuing operations per Share	1.34	0.54	0.54
Diluted income from discontinued operations per Share	0	0	0.03
Diluted net income per Share	$ 1.34	$ 0.54	$ 0.57
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	0	0	0